Supplemental Balance Sheet Disclosures (Details) - Schedule of Accounts Payable, Accrued Expenses, and Other Current Liabilities - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Payable Accrued Expenses and Other Accrued Liabilities [Abstract]
Accounts payable	$ 1,704,762	$ 1,510,287	$ 1,716,705
Professional fees	185,077	155,161	280,818
Sales taxes	164,473	219,285	108,854
Compensation	439,617	368,440	1,656,158
Contractors	434,289	562,993	646,996
Settlements and legal	928,715	950,213	681,045
Interest and other	469,884	660,040	295,197
Total accounts payable, accrued expenses and other current liabilities	$ 4,326,727	$ 4,426,419	$ 5,385,773